Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 97.74%
Communication services: 1.47%
Interactive media & services: 0.99%
Eventbrite Incorporated Class A †	312,360	$ 4,719,760
Media: 0.48%
TechTarget Incorporated †	29,100	2,280,858
Consumer discretionary: 12.29%
Auto components: 1.63%
Fox Factory Holding Corporation †	65,918	7,779,642
Hotels, restaurants & leisure: 4.42%
Bally's Corporation †	73,876	2,661,014
F45 Training Holdings Incorporated †«	121,545	1,869,362
Papa John's International Incorporated	93,965	10,037,341
Wingstop Incorporated	44,878	6,523,017
		21,090,734
Internet & direct marketing retail: 0.52%
CarParts.com Incorporated †	98,820	827,123
Fiverr International Limited †	20,856	1,645,747
		2,472,870
Leisure products: 1.09%
YETI Holdings Incorporated †	83,940	5,167,346
Specialty retail: 2.83%
Boot Barn Holdings Incorporated †	79,150	6,887,633
Leslie's Incorporated †	197,114	4,200,499
Lithia Motors Incorporated Class A	7,042	2,400,054
		13,488,186
Textiles, apparel & luxury goods: 1.80%
Crocs Incorporated †	65,475	5,482,222
Deckers Outdoor Corporation †	10,803	3,118,178
		8,600,400
Consumer staples: 4.21%
Beverages: 1.07%
Celsius Holdings Incorporated †	80,085	5,116,631
Food & staples retailing: 1.36%
The Chef's Warehouse Incorporated †	197,195	6,477,856
Food products: 1.78%
Freshpet Incorporated †	67,518	6,429,739
Vital Farms Incorporated †	143,571	2,045,887
		8,475,626
Financials: 4.80%
Capital markets: 1.95%
Stifel Financial Corporation	126,366	9,287,901
See accompanying notes to portfolio of investments

Allspring Emerging Growth Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Insurance: 2.85%
Goosehead Insurance Incorporated Class A	10,754	$ 935,383
Kinsale Capital Group Incorporated	60,493	12,689,012
		13,624,395
Health care: 27.72%
Biotechnology: 6.51%
Arcutis Biotherapeutics Incorporated †	181,556	3,231,697
Biohaven Pharmaceutical Holding Company †	23,216	2,755,971
Cytokinetics Incorporated †	50,900	1,797,788
Fate Therapeutics Incorporated †	56,667	1,957,845
Halozyme Therapeutics Incorporated †	175,140	6,212,216
Natera Incorporated †	51,268	3,370,871
Vericel Corporation †	284,433	11,721,484
		31,047,872
Health care equipment & supplies: 12.48%
Axonics Modulation Technologies Incorporated †	160,050	9,084,438
CVRx Incorporated †	73,388	644,347
Figs Incorporated Class A †«	208,403	3,424,061
iRhythm Technologies Incorporated †	40,500	5,235,435
Nyxoah SA †	38,370	746,297
Orthopediatrics Corporation †	103,181	5,783,295
Outset Medical Incorporated †	78,411	3,447,732
Pulmonx Corporation †	91,644	2,406,571
Shockwave Medical Incorporated †	92,925	16,469,098
SI-BONE Incorporated †	219,793	4,848,634
Silk Road Medical Incorporated †	39,324	1,460,100
Tandem Diabetes Care Incorporated †	33,110	3,729,179
Vapotherm Incorporated †	147,277	2,237,138
		59,516,325
Health care providers & services: 1.82%
Castle Biosciences Incorporated †	134,156	5,807,613
Privia Health Group Incorporated †	111,227	2,862,983
		8,670,596
Health care technology: 3.71%
Inspire Medical Systems Incorporated †	53,199	12,983,748
Phreesia Incorporated †	152,298	4,689,255
		17,673,003
Life sciences tools & services: 2.36%
Akoya Biosciences Incorporated †	140,446	1,556,142
Alpha Teknova Incorporated †	94,787	1,611,379
Codexis Incorporated †	407,127	8,114,041
		11,281,562
Pharmaceuticals: 0.84%
Amylyx Pharmaceuticals Incorporated †«	121,300	3,990,770
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Growth Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Industrials: 14.27%
Building products: 2.66%
The AZEK Company Incorporated †	55,597	$ 1,639,556
Zurn Water Solutions Corporation	339,484	11,040,020
		12,679,576
Commercial services & supplies: 2.69%
ACV Auctions Incorporated Class A †	244,841	3,229,453
Casella Waste Systems Incorporated Class A †	127,341	9,601,511
		12,830,964
Construction & engineering: 0.59%
Construction Partners Incorporated Class A †	105,985	2,836,159
Electrical equipment: 2.00%
Regal-Beloit Corporation	59,617	9,559,586
Professional services: 3.11%
ASGN Incorporated †	133,901	14,834,892
Road & rail: 1.75%
Saia Incorporated †	29,011	8,332,830
Trading companies & distributors: 1.47%
SiteOne Landscape Supply Incorporated †	40,627	7,005,314
Information technology: 32.98%
Communications equipment: 0.66%
Calix Incorporated †	57,900	3,146,286
Electronic equipment, instruments & components: 2.18%
Novanta Incorporated †	76,112	10,399,183
IT services: 5.13%
BigCommerce Holdings Incorporated Series 1 †	219,010	5,672,359
DigitalOcean Holdings Incorporated †	53,250	3,158,790
Endava plc ADR †	56,814	7,566,489
EVO Payments Incorporated Class A †	159,917	3,855,599
Marqeta Incorporated †	63,800	748,374
Paymentus Holdings Incorporated A †«	151,054	3,480,284
		24,481,895
Semiconductors & semiconductor equipment: 5.93%
Allegro MicroSystems Incorporated †	218,612	6,267,606
Diodes Incorporated †	91,486	8,196,231
Semtech Corporation †	115,356	8,003,399
Silicon Laboratories Incorporated †	16,074	2,470,735
Sitime Corporation †	9,200	1,859,688
Skywater Technology Incorporated †«	126,798	1,464,517
		28,262,176
Software: 19.08%
Alkami Technology Incorporated †	173,622	2,736,283
CyberArk Software Limited †	66,860	11,375,560
Domo Incorporated Class B †	89,600	3,987,200
Freshworks Incorporated Class A †«	50,647	927,853
See accompanying notes to portfolio of investments

Allspring Emerging Growth Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Software (continued)
Jamf Holding Corporation †	174,518	$ 5,970,261
NCR Corporation †	11,717	474,773
Olo Incorporated Class A †	187,549	2,740,091
Paycor HCM Incorporated †	201,195	5,647,544
Q2 Holdings Incorporated †	85,605	5,568,605
Rapid7 Incorporated †	150,875	15,609,528
SimilarWeb Limited †«	93,600	1,299,168
Sprout Social Incorporated Class A †	143,196	9,323,492
SPS Commerce Incorporated †	113,696	14,763,426
Workiva Incorporated †	100,320	10,563,690
		90,987,474
Total Common stocks (Cost $315,441,358)		466,118,668

		Yield
Short-term investments: 4.24%
Investment companies: 4.24%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	11,737,947	11,737,947
Securities Lending Cash Investments LLC ♠∩∞		0.11	8,496,825	8,496,825
Total Short-term investments (Cost $20,234,772)				20,234,772
Total investments in securities (Cost $335,676,130)	101.98%			486,353,440
Other assets and liabilities, net	(1.98)			(9,441,364)
Total net assets	100.00%			$476,912,076

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period
Short-term investments
Allspring Government Money Market Fund Select Class	$9,477,635	$135,782,482	$(133,522,170)	$0	$0	$11,737,947
Securities Lending Cash Investments LLC	3,883,200	139,114,859	(134,501,234)	0	0	8,496,825
				$0	$0	$20,234,772

See accompanying notes to portfolio of investments

4  |  Allspring Emerging Growth Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	11,737,947	$4,031
Securities Lending Cash Investments LLC	8,496,825	1,530
		$5,561

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Emerging Growth Portfolio  |  5

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

6  |  Allspring Emerging Growth Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,000,618	$0	$0	$7,000,618
Consumer discretionary	58,599,178	0	0	58,599,178
Consumer staples	20,070,113	0	0	20,070,113
Financials	22,912,296	0	0	22,912,296
Health care	132,180,128	0	0	132,180,128
Industrials	68,079,321	0	0	68,079,321
Information technology	157,277,014	0	0	157,277,014
Short-term investments
Investment companies	20,234,772	0	0	20,234,772
Total assets	$486,353,440	$0	$0	$486,353,440
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Emerging Growth Portfolio  |  7